MONEY MARKET MANAGEMENT, INC.

PROSPECTUS

The shares of Money Market Management, Inc. (the "Company") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Company invests in short-term money market securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE COMPANY ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE COMPANY WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Company. Keep this prospectus for future reference.

The Company has also filed a Statement of Additional Information dated February 28, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Company, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Company is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated February 28, 1998

TABLE OF CONTENTS

        Summary of Company Expenses 1 Financial Highlights 2 General Information
 3 Investment Information 3 Investment Objective 3 Investment Policies 3
 Investment Risks 5 Investment Limitations 5 Company Information 5 Management of the Company 5 Distribution of Shares 6 Administration of the Company 7 Net
 Asset Value 7 How to Purchase Shares 7 Purchasing Shares Through a Financial
 Institution 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 7
 Contingent Deferred Sales Charge 8 Special Purchase Features 8 Exchange
 Privilege 8 Making an Exchange 9 How to Redeem Shares 9 Redeeming Shares
 Through a Financial Institution 9 Redeeming Shares by Telephone 9 Redeeming
 Shares by Mail 10 Special Redemption Features 10 Account and Share Information
 10 Dividends 10 Capital Gains 10 Account Activity 10 Accounts with Low Balances
 10 Voting Rights 10 Tax Information 11 Federal Income Tax 11 State and Local
 Taxes 11 Performance Information 11 Financial Statements 12 Independent
 Auditors' Report 20


                                   SUMMARY OF COMPANY EXPENSES
                                 SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)              None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price    None
Contingent Deferred Sales Charge* (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                     None
Redemption Fee (as a percentage of amount redeemed, if applicable)                         None
Exchange Fee                                                                               None

                                    ANNUAL OPERATING EXPENSES
                             (As a percentage of average net assets)

Management Fee (after waiver)(1)                                                           0.48%
12b-1 Fee                                                                                  None
Total Other Expenses                                                                       0.62%
  Shareholder Services Fee (after waiver)(2)                                       0.12%
Total Operating Expenses(3)                                                                1.10%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.25% absent the voluntary waivers of portions of the management fee and shareholder services fee.

* A contingent deferred sales charge of 1% will be imposed only under certain limited circumstances in which Company shares being redeemed were acquired in exchange for Class F Shares of another Federated Fund.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Company will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Redeeming Shares" and "Company Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5%
 annual return and (2) redemption at the end of each time period.
1 Year                                                       $ 11
3 Years                                                      $ 35
5 Years                                                      $ 61
10 Years                                                     $134


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 20.

                                                        YEAR ENDED DECEMBER 31,
                             1997     1996    1995      1994     1993     1992     1991     1990    1989     1988
 NET ASSET VALUE,          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income       0.05     0.05     0.05     0.03     0.02     0.03     0.05     0.07     0.08      0.07
 LESS DISTRIBUTIONS
 Distributions from net
 investment income          (0.05)   (0.05)   (0.05)   (0.03)   (0.02)   (0.03)   (0.05)   (0.07)   (0.08)    (0.07)
 NET ASSET VALUE, END OF
 PERIOD                    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
 TOTAL RETURN(A)             4.69%    4.56%    5.13%    3.31%    2.19%    2.86%    5.43%    7.65%    8.73%     7.03%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                    1.10%    1.06%    1.08%    1.14%    1.17%    1.11%    0.96%    0.89%    0.89%     0.91%
 Net investment income       4.58%    4.46%    4.99%    3.27%    2.15%    2.85%    5.32%    7.38%    8.39%     6.81%
 Expense waiver/
 reimbursement(b)            0.15%    0.13%    0.15%    0.00%    0.07%    0.00%    0.00%    0.00%    0.00%     0.00%
 SUPPLEMENTAL DATA
 Net assets, end of       $81,309  $87,381 $101,390 $114,588 $108,309 $127,711 $168,889 $194,836 $204,393  $188,239
 period (000 omitted)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Company was established as a Maryland corporation on October 30, 1973, and was one of the first money market funds. The Company was reorganized as a Massachusetts business trust on June 29, 1982, and then re-established as a Maryland corporation under Articles of Incorporation dated August 19, 1992. The Company is designed for investors with temporary cash balances and investors with cash reserves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing in short-term money market securities. A minimum initial investment of $500 is required except for retirement plans.

The Company attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price. However, a contingent deferred sales charge may be imposed under certain circumstances.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Company is current income consistent with stability of principal. While there is no assurance that the Company will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below, unless indicated otherwise, cannot be changed without shareholder approval.

INVESTMENT POLICIES

The Company pursues its investment objective by investing in a portfolio of money market securities maturing in 397 days or less. As a matter of operating policy which can be changed without shareholder approval, the average maturity of the securities in the Company's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS

The Company invests in high quality money market instruments that are either rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;
   * commercial paper (including Canadian Commercial Paper and Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
   * short-term credit facilities;
   * asset-backed securities;
   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and
   * other money market instruments.

The Company invests only in instruments denominated and payable in U.S.
dollars.

   VARIABLE RATE DEMAND NOTES

   Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Company with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Company to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Company to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Company treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Company may next tender the security for repurchase.

   BANK INSTRUMENTS

   The Company only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Company will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

   ASSET-BACKED SECURITIES

   Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

   SHORT-TERM CREDIT FACILITIES

   The Company may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Company treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Company invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Company and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Company, the Company could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Company's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Company may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Company. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Company uses these arrangements to provide the Company with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Company may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Company purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Company to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Company may pay more or less than the market value of the securities on the settlement date.

The Company may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Company may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Company may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Company may invest in restricted securities. Restricted securities are any securities in which the Company may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Company will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Company may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Company, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Company through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Company believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Directors are quite liquid. The Company intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Directors, including Section 4(2) commercial paper, as determined by the Company's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Company intends to not subject such paper to the limitation applicable to restricted securities.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Company's adviser in selecting investments for the Company.

INVESTMENT LIMITATIONS

The Company will not borrow money directly or through reverse repurchase agreements (arrangements in which the Company sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Company may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

COMPANY INFORMATION

MANAGEMENT OF THE COMPANY

BOARD OF DIRECTORS

The Company is managed by a Board of Directors. The Directors are responsible for managing the Company's business affairs and for exercising all the Company's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Company are made by Federated Advisers, the Company's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Company and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES

   The adviser receives an annual investment advisory fee based on the Company's average net assets as shown in the chart below:

                                ADVISORY FEES AS
       AVERAGE DAILY          PERCENTAGE OF AVERAGE
        NET ASSETS              DAILY NET ASSETS
    First $500 million            0.500 of 1%
    Second $500 million           0.475 of 1%
    Third $500 million            0.450 of 1%
    Fourth $500 million           0.425 of 1%
    Over $2 billion               0.400 of 1%

   The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Company, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND

   Federated Advisers, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John
   F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Company and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Company and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Company's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Company; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Company. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Company has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Company may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.

Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Company and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Company. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Company's investment adviser or its affiliates.

ADMINISTRATION OF THE COMPANY

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Company at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

   MAXIMUM               AVERAGE AGGREGATE
     FEE                 DAILY NET ASSETS
   0.150%           on the first $250 million
   0.125%           on the next $250 million
   0.100%           on the next $250 million
   0.075%         on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Company attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Company cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Company, with a minimum initial investment of $500 or more or additional investments of as little as $100. The minimum initial and subsequent investments for retirement plans are only $50. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Company reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Company before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Company receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Company before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Money Market Management, Inc.; Fund Number (this number can be found on the account statement or by contacting the Company); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Money Market Management, Inc. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge will be imposed only in certain instances in which the Company shares being redeemed were acquired in exchange for Class F Shares of certain other Federated Funds ("Participating Fund"). (Please see "Exchange Privilege.") If Company shares were acquired in exchange for shares of a Participating Fund, a redemption of those Company shares within four years of the initial Participating Fund purchase will be subject to a contingent deferred sales charge of 1% of the lesser of the purchase price of the shares acquired in the initial Participating Fund purchase or the net asset value of the Company shares acquired through the exchange. The contingent deferred sales charge will not be imposed on Company shares obtained through the reinvestment of dividends or distributions of long-term capital gains. In imposing the contingent deferred sales charge, if any, redemptions of Company shares are deemed to relate first to shares of other Participating Funds acquired through the reinvestment of dividends and long-term capital gains, second to purchases of shares occurring more than four years before the date of redemption, and finally to purchases of such shares within the previous four years.

Also, the contingent deferred sales charge will not be imposed in connection with redemptions by the Company of accounts with low balances or when a redemption results from a return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keough Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keough Plan, or a custodial account after the beneficial owner attains age 59-1/2; or (iii) from the death or disability of the last surviving beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keough Plan or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Company. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House ("ACH"). The shareholder's bank, which must be an ACH member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Company.

BY DIRECT DEPOSIT

Shareholders of the Company may have their Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Company account. Shareholders must complete an application and file it with Federated Shareholder Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an ACH member and invested in Company shares. Shareholders should contact their financial institution or the Company to participate in this program.

EXCHANGE PRIVILEGE

The Company has exchange privileges with the Class F Shares of Participating Funds. Not all Federated Funds participate in the exchange privilege or currently offer Class F Shares. Contact your financial institution regarding the availability of Class F Shares of the Federated Funds.

Shares of the Participating Funds may be exchanged for Company shares at net asset value. Company shares may also be exchanged for Participating Funds at net asset value plus a 1% contingent deferred sales charge if applicable and not previously paid. No additional fees are imposed on exchanges. This privilege is available to shareholders resident in any state in which the funds share being acquired may be sold.

Shareholders using this privilege must exchange shares having a net asset value of at least $1,500.

Each of the Participating Funds may also invest in certain other types of securities as described in the prospectus of each fund.

Before the exchange, the shareholder must receive a prospectus for the fund for which the exchange is being made.

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a short-term or long-term capital gain or loss may be realized.

Please contact your financial institution directly or Federated Securities Corp. at 1-800-245-5051 for information on and prospectuses for the Participating Funds into which Company shares may be exchanged.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing or by telephone. Written instructions may be sent to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders for exchanges received by Federated Shareholder Services Company on any day the Company is open for business will be executed as of the close of business that day.

Before an exchange can be made by telephone, a properly executed authorization form must be completed and on file with Federated Shareholder Services Company. Shares may be exchanged between two funds only if they have identical shareholder registrations. Shares held in certificate form cannot be exchanged by telephone until they are deposited to the shareholder's account at Federated Shareholder Services Company. Telephone instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shareholders may have difficulty making exchanges by telephone during times of drastic economic or market changes. If this occurs, it is recommended that an exchange request be made in writing.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Company computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Company provided the Company has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Company, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Company shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Company name; the account name as registered with the Company; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Company or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Company does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Company shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Company to redeem shares, and a check may not be written to close an account.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Company.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Company unless cash payments are requested by writing to the Company. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Company does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Company will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Company will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Company may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $500 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Company owned by a shareholder gives that shareholder one vote in Director elections and other matters submitted to shareholders for vote. The Company is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Company's operation and for election of Directors under certain circumstances.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares of the Company.

TAX INFORMATION

FEDERAL INCOME TAX

The Company will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Company advertises its yield, effective yield and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Company after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Company may refer to ratings, rankings, and other information in certain financial publications and/or compare the Company's performance to certain indices.

PORTFOLIO OF INVESTMENTS
MONEY MARKET MANAGEMENT, INC.

DECEMBER 31, 1997

     PRINCIPAL
       AMOUNT                                                                             VALUE

 CERTIFICATES OF DEPOSIT--13.5%
 BANKING--13.5%
 $         1,000,000 Bankers Trust Co., New York, 5.950%, 9/9/1998                    $     999,671
           1,000,000 Royal Bank of Canada, Montreal, 6.200%, 4/6/1998                     1,000,339
           2,000,000 Sanwa Bank Ltd., Osaka, 6.190%, 1/20/1998                            2,000,011
           3,000,000 Societe Generale, Paris, 5.870% - 5.970%, 3/18/1998 -                3,000,073
                     10/14/1998
           2,000,000 Sumitomo Bank Ltd., Osaka, 6.180%, 1/20/1998                         2,000,011
           2,000,000 Sumitomo Bank Ltd., Osaka, 5.810%, 1/23/1998                         1,999,183
                       TOTAL CERTIFICATES OF DEPOSIT                                     10,999,288
 (A)COMMERCIAL PAPER--8.6%
 ELECTRIC POWER--2.2%
           1,800,000 Southern Electric Generating Co. (SEGCO), (Guaranteed by
                     Alabama Power Co., Guaranteed by Georgia Power Co.), 5.980%,
                     1/13/1998                                                            1,796,412
 ENERGY MINERALS--1.0%
             800,000 Occidental Petroleum Corp., 6.170%, 1/27/1998                          796,435
 FINANCE - AUTOMOTIVE--2.4%
           2,000,000 Ford Motor Credit Corp., 5.580%, 1/16/1998                           1,995,350
 FINANCE - EQUIPMENT--1.0%
             800,000 Comdisco, Inc., 6.000%, 3/13/1998                                      790,533
 INDUSTRIAL PRODUCTS--1.0%
             800,000 Praxair, Inc., 5.850%, 3/20/1998                                       789,860
 INSURANCE--1.0%
             800,000 CNA Financial Corp., 5.930%, 3/19/1998                                 789,853
                       TOTAL COMMERCIAL PAPER                                             6,958,443
 (B)NOTES - VARIABLE--23.8%
 BANKING--5.0%
           2,000,000 Liquid Asset Backed Securities Trust, Series 1996-3,
                     (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.000%,
                     1/15/1998                                                            2,000,000
           1,000,000 Long Lane Master Trust III, Series 1997-C, 5.780%, 1/2/1998          1,000,000
           1,035,000 North Center Properties, (Huntington National Bank, Columbus,
                     OH LOC), 6.030%, 1/1/1998                                            1,035,000
                       TOTAL                                                              4,035,000
 FINANCE - COMMERCIAL--4.8%
                     Triangle Funding Ltd., 5.750%, 1/15/98                               3,900,000

 MONEY MARKET MANAGEMENT, INC.

     PRINCIPAL
       AMOUNT                                                                             VALUE

 (B)NOTES - VARIABLE--CONTINUED
 FINANCE - RETAIL--8.6%
 $         2,000,000 AFS Insurance Premium Receivables Trust, (Series 1994-A),        $   2,000,000
                     6.537%, 1/15/1998
           2,000,000 Associates Corp. of North America, 6.170%, 1/2/1998                  1,999,024
           3,000,000 Carco Auto Loan Master Trust 1993-2, Class A1, 5.855%,               3,000,000
                     1/15/1998
                       TOTAL                                                              6,999,024
 INSURANCE--5.4%
           3,500,000 General American Life Insurance Co., 6.141%, 1/21/1998               3,500,000
             918,679 Liquid Asset Backed Securities Trust, Series 1997-3 Senior             918,679
                     Notes, (Guaranteed by AMBAC), 5.906%, 3/27/1998
                       TOTAL                                                              4,418,679
                       TOTAL NOTES - VARIABLE                                            19,352,703
 SHORT-TERM NOTES--24.2%
 BANKING--4.9%
           1,000,000 BankBoston, N.A., 6.020%, 10/21/1998                                 1,000,000
           1,000,000 Bayerische Landesbank- NY, 6.250%, 4/15/1998                           999,917
           2,000,000 SALTS II Cayman Islands Corp., 1997-16 (Guaranteed by Bankers        2,000,000
                     Trust International) 5.988%, 3/19/1998
                       TOTAL                                                              3,999,917
 BROKERAGE--2.5%
           2,000,000 Goldman Sachs & Co., 5.781%, 1/26/1998                               2,000,000
 FINANCE - AUTOMOTIVE--5.5%
             182,174 Chase Manhattan Auto Owner Trust 1997-B, Class A-1, 5.744%,            182,174
                     7/10/1998
           2,272,085 Ford Credit Auto Owner Trust 1997-B, Class A-1, 5.748%,              2,272,085
                     10/15/1998
           2,000,000 Ford Motor Credit Corp., 6.420%, 2/4/1998                            2,001,036
                       TOTAL                                                              4,455,295
 FINANCE - COMMERCIAL--7.9%
           3,000,000 Beta Finance, Inc., 6.270%, 4/16/1998                                3,000,000
           1,150,000 CIT Group Holdings, Inc., 6.125%, 9/1/1998                           1,151,661
           1,100,000 CIT Group Holdings, Inc., 6.200%, 4/15/1998                          1,101,244
           1,200,000 CIT Group Holdings, Inc., 6.500%, 7/13/1998                          1,204,159
                       TOTAL                                                              6,457,064
 FINANCE - EQUIPMENT--2.5%
           2,000,000 Green Tree Lease Finance 1997-1 LLC, Class A-1, 5.906%,              2,000,000
                     1/23/1999
 INSURANCE--0.9%
             775,000 Transamerica Corp., 9.875%, 1/1/1998                                   775,000
                       TOTAL SHORT-TERM NOTES                                            19,687,276

MONEY MARKET MANAGEMENT, INC.

     PRINCIPAL
       AMOUNT                                                                             VALUE
 (C)REPURCHASE AGREEMENTS--29.4%
 $         4,000,000 Fuji Government Securities, Inc., 6.600%, dated 12/31/1997, due  $   4,000,000
                     1/2/1998
           3,900,000 HSBC Securities, Inc., 6.800%, dated 12/31/1997, due
           1/2/1998 3,900,000 4,000,000 PaineWebber Group, Inc., 6.600%, dated
           12/31/1997, due 1/2/1998 4,000,000 4,000,000 Societe Generale, New
           York, 6.600%, dated 12/31/1997, due 4,000,000
                     1/2/1998
           4,000,000 Swiss Bank Capital Markets, 6.550%, dated 12/31/1997, due            4,000,000
                     1/2/1998
           4,000,000 UBS Securities, Inc., 6.800%, dated 12/31/1997, due 1/2/1998         4,000,000
                       TOTAL REPURCHASE AGREEMENTS                                       23,900,000
                       TOTAL INVESTMENTS (AT AMORTIZED COST)(D)                        $ 80,897,710

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Floating rate note with current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($81,309,479) at December 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation
LLC   --Limited Liability Corporation
LOC   --Letter of Credit

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
MONEY MARKET MANAGEMENT, INC.

DECEMBER 31, 1997

 ASSETS:
 Investments in repurchase agreements                                   $ 23,900,000
 Investments in securities                                                56,997,710
 Total investments in securities, at amortized cost and value                          $ 80,897,710
 Income receivable                                                                          642,594
 Receivable for shares sold                                                                   8,615
   Total assets                                                                          81,548,919
 LIABILITIES:
 Payable for shares redeemed                                                  22,796
 Income distribution payable                                                  24,044
 Payable to Bank                                                             135,544
 Accrued expenses                                                             57,056
   Total liabilities                                                                        239,440
 Net Assets for 81,309,479 shares outstanding                                          $ 81,309,479
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $81,309,479 / 81,309,479 shares outstanding                                                  $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
MONEY MARKET MANAGEMENT, INC.

YEAR ENDED DECEMBER 31, 1997

 INVESTMENT INCOME:
 Interest                                                                               $ 4,928,360
 EXPENSES:
 Investment advisory fee                                                  $   433,191
 Administrative personnel and services fee                                    125,002
 Custodian fees                                                                17,369
 Transfer and dividend disbursing agent fees and expenses                     172,035
 Directors'/Trustees' fees                                                     12,235
 Auditing fees                                                                 14,244
 Legal fees                                                                     5,036
 Portfolio accounting fees                                                     42,561
 Shareholder services fee                                                     216,596
 Share registration costs                                                      20,243
 Printing and postage                                                          16,272
 Insurance premiums                                                             2,736
 Miscellaneous                                                                  6,593
   Total expenses                                                           1,084,113
 Waivers --
   Waiver of investment advisory fee                        $  (14,375)
   Waiver of shareholder services fee                         (112,630)
     Total waivers                                                           (127,005)
       Net expenses                                                                         957,108
         Net investment income                                                          $ 3,971,252

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
MONEY MARKET MANAGEMENT, INC.

                                                                         YEAR ENDED DECEMBER 31,
                                                                           1997              1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $     3,971,252    $   4,503,969
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (3,971,252)      (4,503,969)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          128,239,157      121,628,840
 Net asset value of shares issued to shareholders in payment of          3,647,147        4,216,111
 distributions declared
 Cost of shares redeemed                                              (137,957,643)    (139,854,088)
   Change in net assets resulting from share transactions               (6,071,339)     (14,009,137)
     Change in net assets                                               (6,071,339)     (14,009,137)
 NET ASSETS:
 Beginning of period                                                    87,380,818      101,389,955
 End of period                                                     $    81,309,479    $  87,380,818

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
MONEY MARKET MANAGEMENT, INC.

DECEMBER 31, 1997

ORGANIZATION

Money Market Management, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Company is to obtain current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Company's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Company's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Company's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At December 31, 1997, there were 50,000,000,000 shares of $0.001 par value capital stock authorized. Capital paid-in aggregated $81,309,479.
Transactions in capital stock were as follows:

                                                                      YEAR ENDED DECEMBER 31,
                                                                         1997          1996
Shares sold                                                          128,239,157    121,628,840
Shares issued to shareholders in payment of distributions declared     3,647,147      4,216,111
Shares redeemed                                                     (137,957,643)  (139,854,088)
Net change resulting from share transactions                          (6,071,339)   (14,009,137)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Company's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on the average daily net assets of the Company as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $500 million, 0.425% on the next $500 million, and 0.40% thereafter. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Company with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Company will pay Federated Shareholder Services ("FSS") up to 0.25% of average daily net assets of the Company for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Company's accounting records for which it receives a fee. The fee is based on the level of the Company's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Company are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of MONEY MARKET MANAGEMENT, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Money Market Management, Inc. as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position Money Market Management, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
February 6, 1998

[Graphic]
FEDERATED INVESTORS
MONEY MARKET MANAGEMENT, INC.
PROSPECTUS

February 28, 1998

An Open-End, Diversified, Management
Investment Company

MONEY MARKET MANAGEMENT, INC.
FEDERATED INVESTORS FUNDS
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS Deloitte & Touche LLP 2500 One PPG Place Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor
1-800-341-7400
www.FEDERATEDINVESTORS.COM

[Graphic]

Cusip 609346200
8012811A (2/98)





MONEY MARKET MANAGEMENT, INC.

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Money Market Management, Inc. (the "Company") dated February 28, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

MONEY MARKET MANAGEMENT, INC.

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated February 28, 1998

[Graphic]

Cusip 609346200
8012811B (2/98)

[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 U.S. Government Securities 1 Bank Instruments 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Reverse Repurchase Agreements 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 2 Investing in Commodities and Real Estate 2 Underwriting 2 Concentration of Investments 2 Diversification of Investments 3 Investing in Restricted Securities 3 Investing in Securities of Other Investment Companies 3 Investing for Control 3 Investing in Illiquid Securities 3 Regulatory Compliance 3 MONEY MARKET MANAGEMENT, INC. MANAGEMENT 4 Share Ownership 7 Directors Compensation 8 Directors Liability 8 INVESTMENT ADVISORY SERVICES 8 Investment Adviser 8 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Company Administration 9 Custodian and Portfolio Recordkeeper 9 Transfer Agent 9 Independent Auditors 9 SHAREHOLDER SERVICES 10 DETERMINING NET ASSET VALUE 10 Exchanging Securities for Company Shares 10 Tax Consequences 10 REDEMPTION IN KIND 11 THE COMPANY'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Total Return 11 Performance Comparisons 12 Economic and Market Information 12 ABOUT FEDERATED INVESTORS 12 Mutual Fund Market 13 Institutional Clients 13 Bank Marketing 13 Broker/Dealers and Bank Broker/Dealer Subsidaries 13

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Directors without shareholder approval.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Company may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;
   * the issuer's right to borrow from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   * the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Company may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

RATINGS

An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1, or A-2 by Standard & Poor's ("S&P"), Prime-1, or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) or F -2 (+ or -) by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Company will limit its investments in securities rated in the second highest short-term rating category e.g., A-2 by S&P, Prime-2 by Moody's, or F-2 (+ or -) by Fitch, to not more than 5% of its total assets, with not more than 1% invested in the securities of any one issuer. The Company will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Company. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Company sufficient to make payment for the securities to be purchased are segregated on the Company's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Company does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Company believes that under the regular procedures normally in effect for custody of the Company's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Company and allow retention or disposition of such securities. The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company's adviser to be creditworthy pursuant to guidelines established by the Directors.

REVERSE REPURCHASE AGREEMENTS

The Company may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Company transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Company will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Company to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Company, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Company's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Company typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Company will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Company to treat securities as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Company will not sell any securities short or purchase any securities on margin.

BORROWING MONEY

The Company will not borrow money except as a temporary measure for extraordinary purposes and then only in amounts not in excess of 5% of the value of its net assets. In addition, the Company may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments.

This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Company to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Company may not purchase any portfolio instruments while any borrowings (exclusive of reverse repurchase agreements) are outstanding.

PLEDGING ASSETS

The Company will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Company will not lend any of its assets, except that it may purchase or hold money market instruments permitted by its investment objective and policies.

INVESTING IN COMMODITIES AND REAL ESTATE

The Company will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or interests in real estate.

UNDERWRITING

The Company will not act as underwriter of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Company may purchase pursuant to its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Company will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

DIVERSIFICATION OF INVESTMENTS

The Company will not invest more than 5% of the value of its assets in securities of any one issuer, except cash or cash items and U.S. government obligations. With respect to 75% of the Company's assets, the Company will not purchase securities other than repurchase agreements, issued by any one banking institution having a value of more than 5% of the value of the Company's total assets.

INVESTING IN RESTRICTED SECURITIES

The Company will not invest more than 10% of its net assets in securities subject to restrictions on resale under federal securities law (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Company will not invest in securities issued by any other investment company.

INVESTING FOR CONTROL

The Company will not invest in securities of a company for the purpose of exercising control or management.

The above limitations cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Company will not invest more than 10% of the value of its net assets in illiquid securities.

For purposes of the above limitations, the Company considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Company did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Company may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Company will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Company's total assets in the securities of any one issuer, although the Company's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Company will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Company will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Company may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET MANAGEMENT, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Money Market Management, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Company.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Directors and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Directors as a group own less than 1% of the Company.

DIRECTORS COMPENSATION

                            AGGREGATE

           NAME,          COMPENSATION

       POSITION WITH           FROM           TOTAL COMPENSATION PAID

           TRUST             TRUST*#             FROM FUND COMPLEX+

  John F. Donahue         $-0-           $0 for the Company and

  Chairman and Director                  56 other investment companies in
                                         the Fund Complex

  J. Christopher Donahue  $-0-           $0 for the Company and

  President and Director                 18 other investment companies in
                                         the Fund Complex

  Thomas G. Bigley++      $1,073.00      $111,222 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  John T. Conroy, Jr.     $1,181.00      $122,362 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  William J. Copeland     $1,181.00      $122,362 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  James E. Dowd           $1,181.00      $122,362 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  Lawrence D. Ellis, M.D. $1,073.00      $111,222 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  Edward L. Flaherty, Jr. $1,181.00      $122,362 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  Peter E. Madden         $1,073.00      $111,222 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  John E. Murray, Jr.     $1,073.00      $111,222 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  Wesley W. Posvar        $1,073.00      $111,222 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

  Marjorie P. Smuts       $1,073.00      $111,222 for the Company and

  Director                               56 other investment companies in
                                         the Fund Complex

* Information is furnished for the fiscal year ended December 31, 1997.

+ The information is provided for the last calendar year.

++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

DIRECTORS LIABILITY

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Company's investment adviser is Federated Advisers. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Money Market Management, Inc. or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Money Market Management, Inc.

ADVISORY FEES

For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended December 31, 1997, 1996, and 1995, the adviser earned $433,191, $504,804, and $519,840, respectively, of which $14,375, $0, and $0, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Company or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Company and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended December 31, 1997, 1996, and 1995, the Company paid total brokerage commissions of 0, 0, and 0, respectively.

Although investment decisions for the Company are made independently from those of the other accounts managed by the adviser, investments of the type the Company may make may also be made by those other accounts. When the Company and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Company or the size of the position obtained or disposed of by the Company. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Company.

OTHER SERVICES

COMPANY ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Company for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Company's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Company's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the "Administrators." For the fiscal year ended December 31, 1997, 1996, and 1995, the Administrators earned $125,002, $125,000, and $125,002 respectively.

CUSTODIAN AND PORTFOLIO RECORDKEEPER

State Street Bank and Trust Company, Boston, Boston, MA, is custodian for the securities and cash of the Company. Federated Services Company, Pittsburgh, PA provides certain accounting and recordkeeping services with respect to the Company's portfolio investments. The fee paid for this service is based upon the level of the Company's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.

INDEPENDENT AUDITORS

The independent auditors for the Company are Deloitte & Touche LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Directors expect that the Company will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended December 31, 1997, payments in the amount of $216,596 were made pursuant to the Shareholder Services Agreement, $112,630 of which was waived.

DETERMINING NET ASSET VALUE

The Directors have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Company computed by dividing the annualized daily income on the Company's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Company's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Company's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

EXCHANGING SECURITIES FOR COMPANY SHARES

Any Securities to be exchanged must meet the investment objective and policies of the Company, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Advisors. The Company will notify the investor of its acceptances and valuation of the securities within five business days of their receipt. The basis of the exchange will depend upon the net asset value of the Company shares on the day the securities are valued. One share of the Company will be issued for each equivalent amount of securities accepted. Any interest earned on the securities prior to exchange will be considered in valuing securities. All interest, dividends, subscriptions, conversions, or other rights attached to the securities become the property of the Company along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is currently treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Company shares, a gain or loss may be realized by the investor.

REDEMPTION IN KIND

The Company is obligated to redeem shares solely in cash up to $250,000 or 1% of the Company's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Company will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Company determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

THE COMPANY'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Company must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Company, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Company's yield for the seven-day period ended December 31, 1997, was 4.81%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Company's effective yield for the seven-day period ended December 31, 1997, was 4.92%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Company's average annual total returns for the one-five-and ten year period ended December 31, 1997 were 4.69%, 4.79%, and 7.24%, respectively.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Company's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Company uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * BANK RATE MONITOR(C) NATIONAL INDEX, MIAMI BEACH, FLORIDA, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Company's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Company can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Company may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

*Source: Investment Company Institute